Expense Example {- Fidelity Blue Chip Value ETF} - 09.30 Fidelity Active Equity ETFs (A) - Combo PRO-05 - Fidelity Blue Chip Value ETF - Fidelity Blue Chip Value ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	330
10 years	$ 739